Financial Assets and Liabilities at Fair Value through Profit or Loss - Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss (Detail) - TWD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	$ 326.8	$ 3,504.6
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Held for trading	982.3	40.8
Financial assets, Mandatorily measured at FVTPL	162.1	85.3
Convertible Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	123.8
Agency bonds/Agency mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	$ 40.9	$ 3,419.3